Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 300	$ 600	$ 1,076	$ 2,128	$ 2,668	$ 3,527
Net proceeds from Hit Discovery divestiture			$ 2,400